Right-of-use assets and leases payable	12 Months Ended
Dec. 31, 2022
Right-of-use assets and leases payable
Right-of-use assets and leases payable
14 Right-of-use assets and leases payable

The Company and certain subsidiaries have real estate leases, substantially related to: (i) Ipiranga: fuel stations and distribution bases; (ii) Ultragaz: points of sale and bottling bases; (iii) Ultracargo: port areas and (iv) Company: offices. The Company and certain subsidiaries also have lease agreements relating to vehicles, equipment and others.

a. Right-of-use assets

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions and remeasurement	Write-offs	Transfers (i)	Amortization	Balance as of 12/31/2022
Cost:
Real estate	10	1,793,473	366,805	(140,380)	-	-	2,019,898
Port areas	29	299,630	11,868	(324)	-	-	311,174
Vehicles	4	146,173	115,666	(75,384)	-	-	186,455
Equipment	5	16,740	9,958	(353)	-	-	26,345
Others	20	27,846	-	-	-	-	27,846
		2,283,862	504,297	(216,441)	-	-	2,571,718
Accumulated amortization:
Real estate		(489,470)	-	79,003	(5,311)	(218,910)	(634,688)
Port areas		(23,526)	-	-	-	(13,247)	(36,773)
Vehicles		(98,867)	-	66,554	-	(51,589)	(83,902)
Equipment		(1,834)	-	399	-	(1,415)	(2,850)
Others		(18,870)	-	-	-	(3,258)	(22,128)
		(632,567)	-	145,956	(5,311)	(288,419)	(780,341)
Net amount		1,651,295	504,297	(70,485)	(5,311)	(288,419)	1,791,377

(i) Refers to R$ 5,311 transferred to property, plant and equipment.

	Weighted average useful life (years)	Balance as of 12/31/2020	Additions and remeasurement	Write-offs	Transfers (i)	Exchange rate variation	Amortization	Reclassification to assets held for sale (ii)	Balance as of 12/31/2021
Cost:
Real estate	10	2,254,432	257,787	(150,718)	-	1,295	-	(569,323)	1,793,473
Port areas	20	268,534	31,096(*)	-	-	-	-	-	299,630
Vehicles	4	139,843	26,589	(9,315)	-	103	-	(11,047)	146,173
Equipment	6	44,936	19,887	(6,171)	-	1,920	-	(43,832)	16,740
Others	20	27,846	-	-	-	-	-	-	27,846
		2,735,591	335,359	(166,204)	-	3,318	-	(624,202)	2,283,862
Accumulated amortization:
Real estate		(481,975)	-	76,954	-	(530)	(283,882)	199,963	(489,470)
Port areas		(3,962)	-	-	(11,935)	-	(7,629)	-	(23,526)
Vehicles		(63,091)	-	7,032	-	(54)	(48,146)	5,392	(98,867)
Equipment		(19,619)	-	6,483	-	(897)	(17,637)	29,836	(1,834)
Others		(16,658)	-	-	-	-	(2,212)	-	(18,870)
		(585,305)	-	90,469	(11,935)	(1,481)	(359,506)	235,191	(632,567)
Provision for impairment losses:
Real estate		-	(38,957)	-	-	-	-	38,957	-
		-	(38,957)	-	-	-	-	38,957	-
Net amount		2,150,286	296,402	(75,735)	(11,935)	1,837	(359,506)	(350,054)	1,651,295

(i) Refers to the amortization of right-of-use assets in the subsidiary Tequimar Vila do Conde Logística Portuária S.A. (“Tequimar Vila do Conde”), which is being capitalized as Construction in progress, starting its operation in December 2021.

(ii) For further details, see Note 4.c.2

(*) Includes balances of R$ 14,905 referring to initial direct costs of right-of-use assets.

	Weighted average useful life (years)	Balance on 12/31/2019	Additions and remeasurement	Write-offs	Effect of foreign currency exchange rate variation	Amortization	Balance on 12/31/2020
Cost:
Real estate	10	2,068,254	259,244	-78,529	5,463	-	2,254,432
Port area	20	68,007	200,527	‐	‐	-	268,534
Vehicles	4	91,868	55,616	-7,893	252	-	139,843
Equipment	6	31,822	7,833	-572	5,853	-	44,936
Others	20	27,846	‐	‐	‐	-	27,846
		2,287,797	523,22	-86,994	11,568	-	2,735,591
Accumulated amortization:
Real estate		-256,43	-	46,282	-697	-271,13	-481,975
Port area		‐	-	‐	‐	-3,962	-3,962
Vehicles		-27,492	-	5,509	232	-41,34	-63,091
Equipment		-7,6	-	572	-1,996	-10,595	-19,619
Others		-15,363	-	‐	‐	-1,295	-16,658
		-306,885	-	52,363	-2,461	-328,322	-585,305
Net amount		1,980,912	523,22	-34,631	9,107	-328,322	2,150,286

b. Leases payable

The changes in leases payable are shown below:

Balance as of December 31, 2019	1,588,673
Interest accrued	144,655
Payments	(360,787)
Additions and remeasurement	484,121
Write-offs	(35,381)
Effect of foreign currency exchange rate variation	12,007
Balance as of December 31, 2020	1,833,288
Interest accrued	147,494
Payments (i)	(440,574)
Additions and remeasurement	288,711
Write-offs	(83,157)
Efffect of foreign currency exchange rate variation	16,264
Reclassification to liabilities held for sale (ii)	(413,715)
Balance as of December 31, 2021	1,348,311
Interest accrued	128,069
Payments	(357,879)
Additions and remeasurement	482,439
Write-offs	(77,171)
Balance as of December 31, 2022	1,523,769
Current	225,034
Non-current	1,298,735

(i) Includes the amount of R$ 29,237 paid by subsidiary Tequimar Vila do Conde related to port concession grants.

(ii) For further details, see Note 4.c.2

The future disbursements (installments) not discounted to present value are presented below:

12/31/2022
Up to 1 year	343,792
1 to 2 years	319,284
2 to 3 years	277,318
3 to 4 years	201,227
4 to 5 years	173,229
More than 5 years	1,089,255
Total	2,404,105

The contracts related to the leases payable are substantially indexed by the IGP-M (General Market Price Index is a measure of Brazilian inflation, calculated by the Getúlio Vargas Foundation).

b.1. Discount rates

The weighted nominal average discount rates for the lease contracts of the Company are:

Contracts by maturity date and discount rate
Maturity date of the contracts	Discount rate (% p.a.)
From 1 to 5 years	8.00%
From 6 to 10 years	8.34%
From 11 to 15 years	9.50%
More than 15 years	9.75%

c. Lease contracts of low-value assets

Subsidiaries Cia. Ultragaz, Bahiana, IPP and Serma have operating lease contracts considered as being of low value, short term and variable payments for the use of IT equipment, vehicles and real estates. The future disbursements (payments), assumed as a result of these contracts amount approximately to:

	Up to 1 year	Between 1 and 5 years	More than 5 years	Total
12/31/2022	2,458	5,689	-	8,147
12/31/2021	124	994	-	1,118

The amount of leases considered as of low value, short term and variable payments, recognized as an expense for the year ended December 31, 2022 was R$ 18,466 (R$ 13,524 for the year ended December 31, 2021 and R$ 13,965 for the year ended December 31, 2020).